Consolidated Statement of Stock Holders Equity (Deficit) (USD $)	Total	Common Stock, $0.001 Par Value Number of Shares [Member]	Common Stock, $0.001 Par Value Amount [Member]	Additional paid-in Capital [Member]	Accumulated Deficit [Member]	Stockholders Equity Deficit [Member]	Non- controlling Interest [Member]
Balance at Apr. 11, 2011	$ 100		$ 6,000	$ (5,900)		$ 100
Balance, shares at Apr. 11, 2011			6,000,000
Common shares deemed issued in reverse acquisition	(118,288)	79,800,000	79,800	(198,088)		(118,288)
Common Shares Cancelled In Reverse Acquisition		(33,000,000)	(33,000)	33,000
Common shares issued for cash at $0.25 per share on October 04, 2011	100,000	400,000	400	99,600		100,000
Common shares issued for notes conversion at $0.25 per share on October 4, 2011	350,000	1,400,000	1,400	348,600		350,000
Common shares issued for conversion of accrued interest at $0.25 per share on October 4, 2011	18,713	74,850	75	18,638		18,713
Common Shares Cancelled By Significant Stockholder		(3,000,000)	(3,000)	3,000
Common shares issued for future director services on October 4, 2011	750,000	3,000,000	3,000	747,000		750,000
Common shares issued for future director services on October 4, 2011.	(750,000)			(750,000)		(750,000)
Common Shares Issued For Future Director Services On October 4, 2011Earned During The Period	187,500			187,500		187,500
Stock Issued During Period Shares Second Conversion Of Convertible Securities	150,000	600,000	600	149,400		150,000
Common Shares Issued For Conversion Of Accrued Interest At $0.25 Per Share On January 18, 2012	4,356	17,425	17	4,339		4,356
Common Shares Issued For Financing Services Upon Agreement At $1.50 Per Share On January 26, 2012	52,500	35,000	35	52,465		52,500
Common Shares Issued For Consulting Services At $1.39 Per Share On March 31, 2012	38,225	27,500	28	38,197		38,225
Net Loss for 2012	(2,323,551)				(2,323,551)	(2,323,551)
Make good shares released to officer	750,000	3,000,000	3,000	747,000		750,000
Balance at Mar. 31, 2012	(790,445)		58,355	1,474,751	(2,323,551)	(790,445)
Balance, shares at Mar. 31, 2012			58,354,775
Restricted Common Shares Issued For Farm Management Services To ARelated Party	272,550	500,000	500	272,050		272,550
Restriced Common Shares Issued For Technology Rights Valued	1,635,300	3,000,000	3,000	1,632,300		1,635,300
Common Shares Issued For Notes Conversion	500,000	600,858	601	499,399		500,000
Common Shares Issued For Conversion Of Accrued Interest	27,740	33,335	33	27,707		27,740
Common Shares And Warrants Issued For Cash To Two Investors	500,000	1,066,667	1,067	498,933		500,000
Warrants Issued To Investors In Connection With The Sale Of Equity Units On August 6, 2012	(381,300)			(381,300)		(381,300)
Commissions And Legal Fees In Connection With The Stock Sales	(52,500)			(52,500)		(52,500)
Warrants Issued To Placement Agent In Connection With The Sale Of Equity Units On August 6, 2012	(30,504)			(30,504)		(30,504)
Issuance Of Warrants In Connection Withconvertible Note Payable Issued In February And March 2013	220,438			220,438		220,438
Beneficial Conversion Feature In Connection With Convertible Note Payable Issued In February And March 2013	224,350			224,350		224,350
Common Shares Issued For Future Director Services	375,000			375,000		375,000
Net Loss for 2013	(2,250,022)				(2,035,864)	(2,035,864)	(214,158)
Balance at Mar. 31, 2013	464,765		63,556	4,760,624	(4,359,415)	464,765	(214,158)
Balance, shares at Mar. 31, 2013			63,555,635
Common shares issued for consulting services valued at $0.20 per share on April 30, 2013	100,000	500,000	500	99,500		100,000
Exercise of warrant with exercise price adjusted to $0.20 per share on May 6, 2013	170,666	853,333	853	169,813		170,666
Commissions and legal fees paid in connection with the sale of equity units on May 6, 2013	(18,653)			(18,653)		(18,653)
Reclassification Of Derivative Liability To Additional Paid In Capital Associated With The Exercise Of Warrants	595,852			595,852		595,852
Warrants issued to investors in connection with warrants exercised on May 6, 2013 classified as derivative liability	(833,106)			(833,106)		(833,106)
Make good shares released to officer	600,000	3,000,000	3,000	597,000		600,000
Initial settlement shares of 7.5mm issued on July 26, 2013 and additional shares of 2mm issued on September 30, 2013 in accordance with the settlement agreement for past due accounts payables	1,042,000	9,500,000	9,500	1,032,500		1,042,000
Reclassification Of Derivative Liability To Additional Paid In Capital Associated With Reclassification Of Warrants	(167,949)			(167,949)		(167,949)
Common shares issued for future director services on October 4, 2011 earned during the period ending September 30,2013	93,750			93,750		93,750
Net Loss For September Nine Months Ended	(1,291,930)				(1,186,074)	(1,186,074)	(105,856)
Balance at Sep. 30, 2013	$ 955,001		$ 77,409	$ 6,423,081	$ (5,545,489)	$ 955,001	$ (320,014)
Balance, shares at Sep. 30, 2013			77,408,968